RELATED PARTIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Related parties
Accounts receivable, related parties	$ 2,673,000	$ 16,698,000
Accounts payable, related parties	52,984,000	80,489,000
Revenues from related parties	52,257,000	72,149,000	209,990,000
Operating expenses incurred on transactions with related parties	272,343,000	256,379,000	517,844,000
Sales of TV content and certain property, plant and equipment from Comstar-Direct to Sistema Mass Media				14,800,000
Gains included in other income on Comstar-Direct sales to Sistema Mass Media				2,700,000
Sitronics, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	1,320,000	1,933,000
Accounts payable, related parties	37,007,000	68,296,000
Operating expenses incurred on transactions with related parties	56,610,000	52,211,000	39,646,000
Intellect Telecom
Related parties
Accounts receivable, related parties	117,000	622,000
Sky Link and subsidiaries
Related parties
Accounts receivable, related parties		7,467,000
Accounts payable, related parties		488,000
Revenues from related parties	7,395,000	9,857,000	7,977,000
Svyazinvest and subsidiaries
Related parties
Accounts receivable, related parties		4,446,000
Accounts payable, related parties		2,299,000
Revenues from related parties	33,869,000	43,174,000	63,147,000
Operating expenses incurred on transactions with related parties	29,210,000	28,997,000	41,533,000
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	8,965,000	6,511,000
Other related parties
Related parties
Accounts receivable, related parties	1,236,000	2,230,000
Accounts payable, related parties	7,012,000	2,895,000
Revenues from related parties	10,993,000	7,653,000	10,306,000
Operating expenses incurred on transactions with related parties	15,584,000	15,705,000	10,883,000
Mezhregion Tranzit Telecom
Related parties
Revenues from related parties		11,465,000	128,560,000
Operating expenses incurred on transactions with related parties		18,115,000	191,155,000
RA Maxima, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	76,158,000	102,005,000	138,756,000
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	59,171,000	23,782,000	82,036,000
Sistema-Invenchur, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,262,000
City Hals
Related parties
Operating expenses incurred on transactions with related parties	9,542,000	9,988,000	13,835,000
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	9,267,000	5,576,000
MTS Belarus, an associated company of the Group
Related parties
Operating expenses incurred on transactions with related parties	$ 5,539,000